Derivatives	12 Months Ended
Dec. 31, 2022
Financial Instruments [Abstract]
Derivatives

15	Derivatives

Notional contract amounts and fair values of derivatives by product contract type held by HSBC
	Notional contract amount		Fair value – Assets			Fair value – Liabilities
	Trading	Hedging	Trading	Hedging	Total	Trading	Hedging	Total
	$m	$m	$m	$m	$m	$m	$m	$m
Foreign exchange	8,434,453	38,924	122,203	525	122,728	123,088	166	123,254
Interest rate	15,213,232	276,589	285,438	5,066	290,504	287,877	3,501	291,378
Equities	570,410	—	9,325	—	9,325	9,176	—	9,176
Credit	183,995	—	1,091	—	1,091	1,264	—	1,264
Commodity and other	78,413	—	1,485	—	1,485	1,679	—	1,679
Gross total fair values	24,480,503	315,513	419,542	5,591	425,133	423,084	3,667	426,751
Offset (Note 31)					(140,987)			(140,987)
At 31 Dec 2022	24,480,503	315,513	419,542	5,591	284,146	423,084	3,667	285,764

Foreign exchange	7,723,034	43,839	79,801	1,062	80,863	77,670	207	77,877
Interest rate	14,470,539	162,921	151,631	1,749	153,380	146,808	966	147,774
Equities	659,142	—	12,637	—	12,637	14,379	—	14,379
Credit	190,724	—	2,175	—	2,175	3,151	—	3,151
Commodity and other	74,159	—	1,205	—	1,205	1,261	—	1,261
Gross total fair values	23,117,598	206,760	247,449	2,811	250,260	243,269	1,173	244,442
Offset (Note 31)					(53,378)			(53,378)
At 31 Dec 2021	23,117,598	206,760	247,449	2,811	196,882	243,269	1,173	191,064
The notional contract amounts of derivatives held for trading purposes and derivatives designated in hedge accounting relationships indicate the nominal value of transactions outstanding at the balance sheet date. They do not represent amounts at risk.
Derivative assets and liabilities increased during 2022, driven by yield curve movements and changes in foreign exchange rates.

Notional contract amounts and fair values of derivatives by product contract type held by HSBC Holdings with subsidiaries
	Notional contract amount		Assets			Liabilities
	Trading	Hedging	Trading	Hedging	Total	Trading	Hedging	Total
	$m	$m	$m	$m	$m	$m	$m	$m
Foreign exchange	60,630	—	502	—	502	1,683	—	1,683
Interest rate	34,322	81,873	2,386	913	3,299	826	4,413	5,239
At 31 Dec 2022	94,952	81,873	2,888	913	3,801	2,509	4,413	6,922

Foreign exchange	36,703	—	384	—	384	377	—	377
Interest rate	35,970	45,358	712	1,715	2,427	769	74	843
At 31 Dec 2021	72,673	45,358	1,096	1,715	2,811	1,146	74	1,220
Use of derivatives
For details regarding the use of derivatives, see page 252 under ‘Market risk’.
Trading derivatives
Most of HSBC’s derivative transactions relate to sales and trading activities. Sales activities include the structuring and marketing of derivative products to customers to enable them to take, transfer, modify or reduce current or expected risks. Trading activities include market-making and risk management. Market-making entails quoting bid and offer prices to other market participants for the purpose of generating revenue based on spread and volume. Risk management activity is undertaken to manage the risk arising from client transactions, with the principal purpose of retaining client margin. Other derivatives classified as held for trading include non-qualifying hedging derivatives.
Substantially all of HSBC Holdings’ derivatives entered into with subsidiaries are managed in conjunction with financial liabilities designated at fair value.
Derivatives valued using models with unobservable inputs
The difference between the fair value at initial recognition (the transaction price) and the value that would have been derived had valuation techniques used for subsequent measurement been applied at initial recognition, less subsequent releases, is as shown in the following table:

Unamortised balance of derivatives valued using models with significant unobservable inputs
	2022	2021
	$m	$m
Unamortised balance at 1 Jan	106	104
Deferral on new transactions	191	311
Recognised in the income statement during the year:	(192)	(308)
– amortisation	(112)	(177)
– subsequent to unobservable inputs becoming observable	(3)	(4)
– maturity, termination or offsetting derivative	(77)	(127)
Exchange differences	(8)	(1)
Unamortised balance at 31 Dec[1]	97	106
1This amount is yet to be recognised in the consolidated income statement
Hedge accounting derivatives
HSBC applies hedge accounting to manage the following risks: interest rate and foreign exchange risks. Further details on how these risks arise and how they are managed by the Group can be found in the ‘Risk review’.
Hedged risk components
HSBC designates a portion of cash flows of a financial instrument or a group of financial instruments for a specific interest rate or foreign currency risk component in a fair value or cash flow hedge. The designated risks and portions are either contractually specified or otherwise separately identifiable components of the financial instrument that are reliably measurable. Risk-free or benchmark interest rates generally are regarded as being both separately identifiable and reliably measurable, except for the Interest Rate Benchmark Reform Phase 2 transition where HSBC designates alternative benchmark rates as the hedged risk which may not have been separately identifiable upon initial designation, provided HSBC reasonably expects it will meet the requirement within 24 months from the first designation date. The designated risk components account for a significant portion of the overall changes in fair value or cash flows of the hedged items.
HSBC uses net investment hedges to hedge the structural foreign exchange risk related to net investments in foreign operations including subsidiaries and branches whose functional currencies are different from that of the parent. When hedging with foreign exchange forward contracts, the spot rate component of the foreign exchange risk is designated as the hedged risk.
Fair value hedges
HSBC enters into fixed-for-floating-interest-rate swaps to manage the exposure to changes in fair value caused by movements in market interest rates on certain fixed-rate financial instruments that are not measured at fair value through profit or loss, including debt securities held and issued.

HSBC hedging instrument by hedged risk
	Hedging instrument
		Carrying amount
	Notional amount[1]	Assets	Liabilities	Balance sheet presentation	Change in fair value[2]
Hedged risk	$m	$m	$m		$m
Interest rate[3]	162,062	4,973	2,573	Derivatives	4,064
At 31 Dec 2022	162,062	4,973	2,573		4,064

Interest rate[3]	90,556	1,637	1,410	Derivatives	1,330
At 31 Dec 2021	90,556	1,637	1,410		1,330
1The notional contract amounts of derivatives designated in qualifying hedge accounting relationships indicate the nominal value of transactions outstanding at the balance sheet date. They do not represent amounts at risk.
2Used in effectiveness testing, which uses the full fair value change of the hedging instrument not excluding any component.
3The hedged risk ‘interest rate’ includes inflation risk.

HSBC hedged item by hedged risk
	Hedged item						Ineffectiveness
	Carrying amount		Accumulated fair value hedge adjustments included in carrying amount[2]			Change in fair value[1]	Recognised in profit and loss
	Assets	Liabilities	Assets	Liabilities	Balance sheet presentation			Profit and loss presentation
Hedged risk	$m	$m	$m	$m		$m	$m
Interest rate[3]	82,792		(5,100)		Financial investments measured at fair value through other comprehensive income	(8,005)	(59)	Net income from financial instruments held for trading or managed on a fair value basis
	3,415		(210)		Loans and advances to customers	(233)
	519		(18)		Reverse repos	(17)
		49,180		(2,006)	Debt securities in issue	4,138
		83		—	Deposits by banks	(5)
At 31 Dec 2022	86,726	49,263	(5,328)	(2,006)		(4,122)	(59)

Interest rate[3]	68,059		1,199		Financial assets designated and otherwise mandatorily measured at fair value through other comprehensive income	(1,932)	(36)	Net income from financial instruments held for trading or managed on a fair value basis
	2		(3)		Loans and advances to banks	(3)
	3,066		9		Loans and advances to customers	(41)
		14,428		992	Debt securities in issue	609
		86		1	Deposits by banks	1
At 31 Dec 2021	71,127	14,514	1,205	993		(1,366)	(36)
1Used in effectiveness testing, which comprise an amount attributable to the designated hedged risk that can be a risk component.
2The accumulated amount of fair value adjustments remaining in the statement of financial position for hedged items that have ceased to be adjusted for hedging gains and losses were assets of $252m (2021: $1,061m) for FVOCI assets and liabilities of $916m (2021: $15m) for debt issued.
3The hedged risk ‘interest rate’ includes inflation risk.

HSBC Holdings hedging instrument by hedged risk
	Hedging instrument
		Carrying amount
	Notional amount[1,4]	Assets	Liabilities	Balance sheet presentation	Change in fair value[2]
Hedged risk	$m	$m	$m		$m
Interest rate[3]	81,873	913	4,413	Derivatives	(5,599)
At 31 Dec 2022	81,873	913	4,413		(5,599)

Interest rate[3]	45,358	1,715	74	Derivatives	(1,515)
At 31 Dec 2021	45,358	1,715	74		(1,515)
1The notional contract amounts of derivatives designated in qualifying hedge accounting relationships indicate the nominal value of transactions outstanding at the balance sheet date; they do not represent amounts at risk.
2Used in effectiveness testing; comprising the full fair value change of the hedging instrument not excluding any component.
3The hedged risk ‘interest rate’ includes foreign exchange risk.
4The notional amount of non-dynamic fair value hedges is equal to $81,873m (2021: $45,358m), of which the weighted-average maturity date is June 2028 and the weighted-average swap rate is 2.33% (2021: 1.30%). The majority of these hedges are internal to the Group.

HSBC Holdings hedged item by hedged risk
	Hedged item						Ineffectiveness
	Carrying amount		Accumulated fair value hedge adjustments included in carrying amount[2]			Change in fair value[1]	Recognised in profit and loss
	Assets	Liabilities	Assets	Liabilities	Balance sheet presentation			Profit and loss presentation
Hedged risk	$m	$m	$m	$m		$m	$m
Interest rate[3]		68,223		(3,829)	Debt securities in issue	6,258	(34)	Net income from financial instruments held for trading or managed on a fair value basis
	6,812		(789)		Loans and advances to banks	(693)
At 31 Dec 2022	6,812	68,223	(789)	(3,829)		5,565	(34)

Interest rate[3]		39,154		1,408	Debt securities in issue	1,599	(21)	Net income from financial instruments held for trading or managed on a fair value basis
	7,863		(104)		Loans and advances to banks	(104)
At 31 Dec 2021	7,863	39,154	(104)	1,408		1,495	(21)
1Used in effectiveness testing; comprising amount attributable to the designated hedged risk that can be a risk component.
2The accumulated amount of fair value adjustments remaining in the statement of financial position for hedged items that have ceased to be adjusted for hedging gains and losses were liabilities of $971m (2021: $54.4m) for debt issued.
3The hedged risk ‘interest rate’ includes foreign exchange risk.
Sources of hedge ineffectiveness may arise from basis risk, including but not limited to the discount rates used for calculating the fair value of derivatives, hedges using instruments with a non-zero fair value, and notional and timing differences between the hedged items and hedging instruments.
For some debt securities held, HSBC manages interest rate risk in a dynamic risk management strategy. The assets in scope of this strategy are high-quality fixed-rate debt securities, which may be sold to meet liquidity and funding requirements.
The interest rate risk of the HSBC fixed-rate debt securities issued is managed in a non-dynamic risk management strategy.
Cash flow hedges
HSBC’s cash flow hedging instruments consist principally of interest rate swaps and cross-currency swaps that are used to manage the variability in future interest cash flows of non-trading financial assets and liabilities, arising due to changes in market interest rates and foreign-currency basis.
HSBC applies macro cash flow hedging for interest rate risk exposures on portfolios of replenishing current and forecasted issuances of non-trading assets and liabilities that bear interest at variable rates, including rolling such instruments. The amounts and timing of future cash flows, representing both principal and interest flows, are projected for each portfolio of financial assets and liabilities on the basis of their contractual terms and other relevant factors, including estimates of prepayments and defaults. The aggregate cash flows representing both principal balances and interest cash flows across all portfolios are used to determine the effectiveness and ineffectiveness. Macro cash flow hedges are considered to be dynamic hedges.
HSBC also hedges the variability in future cash flows on foreign-denominated financial assets and liabilities arising due to changes in foreign exchange market rates with cross-currency swaps, which are considered dynamic hedges.

Hedging instrument by hedged risk
	Hedging instrument					Hedged item	Ineffectiveness
		Carrying amount			Change in fair value[2]	Change in fair value[3]	Recognised in profit and loss	Profit and loss presentation
	Notional amount[1]	Assets	Liabilities	Balance sheet presentation
Hedged risk	$m	$m	$m		$m	$m	$m
Foreign currency	8,781	418	166	Derivatives	659	659	—	Net income from financial instruments held for trading or managed on a fair value basis
Interest rate	114,527	93	950	Derivatives	(4,997)	(4,973)	(24)
At 31 Dec 2022	123,308	511	1,116		(4,338)	(4,314)	(24)

Foreign currency	17,930	827	207	Derivatives	987	987	—	Net income from financial instruments held for trading or managed on a fair value basis
Interest rate	72,365	112	217	Derivatives	(519)	(500)	(19)
At 31 Dec 2021	90,295	939	424		468	487	(19)
1The notional contract amounts of derivatives designated in qualifying hedge accounting relationships indicate the nominal value of transactions outstanding at the balance sheet date. They do not represent amounts at risk.
2Used in effectiveness testing; comprising the full fair value change of the hedging instrument not excluding any component.
3Used in effectiveness assessment; comprising amount attributable to the designated hedged risk that can be a risk component.
Sources of hedge ineffectiveness may arise from basis risk, including but not limited to timing differences between the hedged items and hedging instruments and hedges using instruments with a non-zero fair value.

Reconciliation of equity and analysis of other comprehensive income by risk type
	Interest rate	Foreign currency
	$m	$m
Cash flow hedging reserve at 1 Jan 2022	8	(205)
Fair value gains/(losses)	(4,973)	659
Fair value (gains)/losses reclassified from the cash flow hedge reserve to the income statement in respect of:
Hedged items that have affected profit or loss[1]	325	(926)
Income taxes	1,123	28
Others	130	23
Cash flow hedging reserve at 31 Dec 2022	(3,387)	(421)

Cash flow hedging reserve at 1 Jan 2021	495	(37)
Fair value gains/(losses)	(500)	987
Fair value (gains)/losses reclassified from the cash flow hedge reserve to the income statement in respect of:
Hedged items that have affected profit or loss	(217)	(1,177)
Income taxes	185	25
Others	45	(3)
Cash flow hedging reserve at 31 Dec 2021	8	(205)
1 Hedged items that have affected profit or loss are primarily recorded within interest income.
Net investment hedges
The Group applies hedge accounting in respect of certain net investments in non-US dollar functional currency foreign operations for changes in spot exchange rates only. Hedging could be undertaken for Group structural exposure to changes in the US dollar to foreign currency exchange rates using forward foreign exchange contracts or by financing with foreign currency borrowings. The aggregate positions at the reporting date and the performance indicators of both live and de-designated hedges are summarised below. There were no amounts reclassified to the profit and loss account during the accounting periods presented.

Hedges of net investment in foreign operations
	Carrying value		Nominal amount	Amounts recognised in OCI	Hedge ineffectiveness recognised in income statement
	Derivative assets	Derivative liabilities
Description of hedged risk	$m	$m	$m	$m	$m
2022
Pound sterling-denominated structural foreign exchange	264	—	14,000	1,447	—
Swiss franc-denominated structural foreign exchange	—	(21)	727	111	—
Hong Kong dollar-denominated structural foreign exchange	—	(19)	4,597	(2)	—
Other structural foreign exchange[1]	—	(117)	10,819	375	—
Total	264	(157)	30,143	1,931	—
2021
Pound sterling-denominated structural foreign exchange	229	—	15,717	(126)	—
Swiss franc-denominated structural foreign exchange	—	(8)	809	101	—
Hong Kong dollar-denominated structural foreign exchange	7	—	4,992	5	—
Other structural foreign exchange[1]	7	—	4,387	6	—
Total	243	(8)	25,906	(14)	—
1 Other currencies include New Taiwan dollar, Singapore dollar, Canadian dollar, Omani rial, South Korean won, Indian rupee, Indonesian rupiah, euro, Mexican peso, Qatari riyal, Kuwaiti dinar, Saudi riyal and United Arab Emirates dirham.
Interest rate benchmark reform: Amendments to IFRS 9 and IAS 39 ‘Financial Instruments’
HSBC has applied both the first set of amendments (‘Phase 1’) and the second set of amendments (‘Phase 2’) to IFRS 9 and IAS 39 applicable to hedge accounting. The hedge accounting relationships that are affected by Phase 1 and Phase 2 amendments are presented in the balance sheet as ‘Financial assets designated and otherwise mandatorily measured at fair value through other comprehensive income’, ‘Loans and advances to customers’, ‘Debt securities in issue’ and ‘Deposits by banks’. The notional value of the derivatives impacted by the Ibor reform, including those designated in hedge accounting relationships, is disclosed on page 157 in the section ‘Financial instruments impacted by the Ibor reform’. For further details on Ibor transition, see ‘Top and emerging risks‘ on page 156.
During 2022, the Group transitioned all of its hedging instruments referencing sterling Libor, European Overnight Index Average rate (‘Eonia’) and Japanese yen Libor. The Group also transitioned some of the hedging instruments referencing US dollar Libor. There is no significant judgement applied for these benchmarks to determine whether and when the transition uncertainty has been resolved.
The most significant Ibor benchmark in which the Group continues to have hedging instruments is US dollar Libor. It is expected that the transition out of US dollar Libor hedging derivatives will be completed by the second quarter of 2023. These transitions do not necessitate new approaches compared with any of the mechanisms used so far for transition and it will not be necessary to change the transition risk management strategy.
For some of the Ibors included under the ‘Other’ header in the table below, judgement has been needed to establish whether a transition is required, since there are Ibor benchmarks that are subject to computation methodology improvements and insertion of fallback provisions without full clarity being provided by their administrators on whether these Ibor benchmarks will be demised.
The notional amounts of interest rate derivatives designated in hedge accounting relationships do not represent the extent of the risk exposure managed by the Group but they are expected to be directly affected by market-wide Ibor reform and in scope of Phase 1 amendments and are shown in the table below. The cross-currency swaps designated in hedge accounting relationships and affected by Ibor reform are not significant and have not been presented below.

Hedging instrument impacted by Ibor reform
	Hedging instrument
	Impacted by Ibor reform					Not impacted by Ibor reform	Notional amount[1]
	€[2]	£	$	Other[3]	Total
	$m	$m	$m	$m	$m	$m	$m
Fair value hedges	12,756	—	2,015	12,643	27,414	134,648	162,062
Cash flow hedges	8,865	—	—	27,830	36,695	77,832	114,527
At 31 Dec 2022	21,621	—	2,015	40,473	64,109	212,480	276,589

Fair value hedges	6,178	—	18,525	6,615	31,318	59,238	90,556
Cash flow hedges	7,954	—	100	8,632	16,686	55,679	72,365
At 31 Dec 2021	14,132	—	18,625	15,247	48,004	114,917	162,921
1The notional contract amounts of interest rate derivatives designated in qualifying hedge accounting relationships indicate the nominal value of transactions outstanding at the balance sheet date and they do not represent amounts at risk.
2The notional contract amounts of euro interest rate derivatives impacted by Ibor reform mainly comprise hedges with a Euribor benchmark, which are ‘Fair value hedges’ of $12,756m (31 December 2021: $6,178m) and ‘Cash flow hedges’ of $8,865m (31 December 2021: $7,954m).
3Other benchmarks impacted by Ibor reform comprise mainly of Canadian dollar offered rate (‘CDOR’), Hong Kong interbank offered rate (‘HIBOR’) and Mexican interbank equilibrium interest rate (‘TIIE’) related derivatives.

Hedging instrument impacted by Ibor reform held by HSBC Holdings
	Hedging instrument
	Impacted by Ibor reform					Not impacted by Ibor reform	Notional amount
	€	£	$	Other	Total
	$m	$m	$m	$m	$m	$m	$m
Fair value hedges	15,210	—	2,000	1,336	18,546	63,327	81,873
At 31 Dec 2022	15,210	—	2,000	1,336	18,546	63,327	81,873

Fair value hedges	9,944	—	20,035	1,458	31,437	13,921	45,358
At 31 Dec 2021	9,944	—	20,035	1,458	31,437	13,921	45,358